Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or net realizable value, and consisted of the following:

	September 30, 2020	December 31, 2019

Raw materials and packaging	$120	$103
Finished goods	37	20

	$157	$123

NOTE 3 – INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or net realizable value, and consisted of the following:

	December 31, 2019	December 31, 2018

Raw materials and packaging	$102,428	$-
Finished goods	20,091	-

	$122,519	$-